Other Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 158.5
Ending balance	804.1	€ 158.5
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	235.4	199.4
Additions	505.0	34.2
Acquisition of subsidiaries and businesses	187.4
Disposals	3.2	0.1
Reclassifications	0.0	0.0
Currency differences	3.6	(1.9)
Ending balance	921.0	235.4
Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(76.9)	(54.8)
Disposals	(0.3)	(0.1)
Currency differences	(0.2)	0.2
Amortization	40.5	22.0
Ending balance	(116.9)	(76.9)
Concessions, licenses, in-process R&D and similar rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	145.4
Ending balance	781.7	145.4
Concessions, licenses, in-process R&D and similar rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	222.3	191.6
Additions	489.2	22.8
Acquisition of subsidiaries and businesses	187.4
Disposals	1.6	0.1
Reclassifications	4.9	6.1
Currency differences	3.6	(1.9)
Ending balance	898.6	222.3
Concessions, licenses, in-process R&D and similar rights | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(76.9)	(54.8)
Disposals	(0.3)	(0.1)
Currency differences	(0.2)	0.2
Amortization	40.5	22.0
Ending balance	(116.9)	(76.9)
Advance payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13.1
Ending balance	22.4	13.1
Advance payments | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13.1	7.8
Additions	15.8	11.4
Acquisition of subsidiaries and businesses	0.0
Disposals	1.6	0.0
Reclassifications	(4.9)	(6.1)
Currency differences	0.0	0.0
Ending balance	22.4	13.1
Advance payments | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Amortization	0.0	0.0
Ending balance	€ 0.0	€ 0.0